Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of cash and cash equivalents
Cash and cash equivalents consisted of the following:

	At December 31,
	2021	2020
	(€ million)
Cash at banks	€13,176	€4,638
Money market securities measured at FVTPL	25,042	16,495
Other cash equivalents	11,411	1,760
Total Cash and cash equivalents	€49,629	€22,893